FINANCIAL INSTRUMENTS - Schedule of Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ (2,616)	$ 3,032
Realized gain/(loss) on derivative instruments	13,397	11,232
Gain on derivatives	$ 10,781	$ 14,264